GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.73%
$ 2,000,000	American Express Credit Account Master Trust Series 2019-3 Class A 2.00%, 04/15/2025	$ 2,008,698
99,847	Asset Backed Funding Certificates Trust(a) Series 2004-OPT4 Class A1 2.64%, 04/25/2034 1-mo. LIBOR + 0.62%	99,970
2,250,000	Capital One Multi-Asset Execution Trust Series 2019-A2 Class A2 1.72%, 08/15/2024	2,240,854
	Carvana Auto Receivables Trust(b)
	Series 2019-1A Class A3
1,200,000	3.08%, 11/15/2022	1,209,105
	Series 2019-3A Class A3
850,000	2.34%, 06/15/2023	850,341
8,022	Centex Home Equity Loan Trust(c) Series 2004-A Class AF6 4.27%, 01/25/2034	8,478
160,762	GMACM Home Equity Loan Trust(c) Series 2007-HE2 Class A3 6.19%, 12/25/2037	161,953
2,247,060	M360 Advisors LLC(b) Series 2018-CRE1 Class A 4.40%, 07/24/2028	2,248,370
1,377,528	Mill City Mortgage Loan Trust(b)(c) Series 2017-2 Class A1 2.75%, 07/25/2059	1,381,828
447,383	SoFi Professional Loan Program Trust(b) Series 2018-B Class A1FX 2.64%, 08/25/2047	448,455
31,465	Structured Receivables Finance 3 LLC(b) Series 2006-A Class A 5.55%, 01/15/2030	32,039
	Towd Point Mortgage Trust(b)(c)
	Series 2017-1 Class A1
1,107,024	2.75%, 10/25/2056	1,117,109
	Series 2017-2 Class A1
2,471,055	2.75%, 04/25/2057	2,489,794
	Verizon Owner Trust
	Series 2018-A Class A1A
2,400,000	3.23%, 04/20/2023	2,446,568
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-A Class A1A
$ 1,500,000	2.93%, 09/20/2023	$ 1,527,105
2,000,000	Volvo Financial Equipment LLC(b) Series 2019-1A Class A3 3.00%, 03/15/2023	2,040,000
		20,310,667
U.S. Government Agency — 0.00%(d)
3,364	Federal National Mortgage Association(e) Series 2003-T4 Class 2A6 4.68%, 07/26/2033	3,543
TOTAL ASSET-BACKED SECURITIES — 7.73% (Cost $20,076,242)		$20,314,210
BANK LOANS
	Asurion LLC(a)
773,459	5.04%,08/04/2022 1-mo. LIBOR + 3.00%	775,586
948,641	5.04%,11/03/2023 1-mo. LIBOR + 3.00%	952,001
1,271,710	Bausch Health Cos Inc(a) 5.04%, 06/02/2025 1-mo. LIBOR + 3.00%	1,276,251
2,238,693	BJ's Wholesale Club Inc(a) 4.79%, 02/02/2024 1-mo. LIBOR + 2.75%	2,243,272
2,500,000	Burlington Coat Factory Warehouse Corp(a) 4.03%, 11/18/2024 1-mo. LIBOR + 2.00%	2,505,470
312,500	Edgewell Personal Care Co(a) 5.06%, 09/19/2026 1-mo. LIBOR + 3.00%	312,891
2,500,000	Nexstar Broadcasting Inc(a)(f) 4.81%, 06/19/2026 1-mo. LIBOR + 2.75%	2,511,457
1,980,000	United Rentals Inc(a) 3.79%, 10/31/2025 1-mo. LIBOR + 1.75%	1,988,251
2,500,000	US Ecology Inc(a)(f) 4.67%, 08/14/2026 3-mo. LIBOR + 2.50%	2,514,062
2,472,481	Vyaire Medical Inc(a) 7.07%, 04/16/2025 1-mo. LIBOR + 4.75%	2,268,501
TOTAL BANK LOANS — 6.60% (Cost $17,381,430)		$17,347,742
CORPORATE BONDS AND NOTES
Basic Materials — 4.87%
4,500,000	CF Industries Inc(b) 3.40%, 12/01/2021	4,578,018

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Basic Materials — (continued)
$ 4,000,000	Georgia-Pacific LLC(b) 3.16%, 11/15/2021	$ 4,066,103
4,000,000	Sherwin-Williams Co 4.20%, 01/15/2022	4,148,096
		12,792,217
Communications — 3.52%
2,500,000	AT&T Inc 3.00%, 02/15/2022	2,551,174
4,000,000	Comcast Corp 3.45%, 10/01/2021	4,119,184
2,500,000	Fox Corp(b) 3.67%, 01/25/2022	2,581,330
		9,251,688
Consumer, Cyclical — 3.41%
1,484,000	American Honda Finance Corp 2.05%, 01/10/2023	1,482,046
1,250,000	Brinker International Inc 3.88%, 05/15/2023	1,262,500
2,500,000	DR Horton Inc 4.00%, 02/15/2020	2,514,734
998,000	Michael Kors USA Inc(b) 4.00%, 11/01/2024	1,020,934
2,500,000	Silversea Cruise Finance Ltd(b) 7.25%, 02/01/2025	2,668,750
		8,948,964
Consumer, Non-Cyclical — 16.67%
	Bayer US Finance II LLC(b)
1,925,000	3.50%, 06/25/2021	1,963,490
1,925,000	3.13%, 12/15/2023(a) 3-mo. LIBOR + 1.01%	1,926,173
5,000,000	Becton Dickinson & Co(a) 3.14%, 06/06/2022 3-mo. LIBOR + 1.03%	5,020,625
	Cigna Corp
1,000,000	3.40%, 09/17/2021	1,022,681
3,000,000	3.19%, 07/15/2023(a) 3-mo. LIBOR + 0.89%	3,006,769
2,500,000	CVS Health Corp 3.70%, 03/09/2023	2,602,066
2,625,000	Elanco Animal Health Inc 3.91%, 08/27/2021	2,688,282
3,000,000	Humana Inc 2.50%, 12/15/2020	3,005,382
2,500,000	Keurig Dr Pepper Inc 3.13%, 12/15/2023	2,578,983
4,000,000	Kraft Heinz Foods Co(b) 4.88%, 02/15/2025	4,117,945
	McCormick & Co Inc
5,000,000	3.90%, 07/15/2021	5,126,085
1,000,000	3.50%, 09/01/2023	1,040,949
2,000,000	Mead Johnson Nutrition Co 3.00%, 11/15/2020	2,017,318
4,125,000	Perrigo Finance Unlimited Co 3.50%, 03/15/2021	4,144,050
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 2,500,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.88%, 09/23/2023	$ 2,550,175
1,000,000	Universal Health Services Inc(b) 4.75%, 08/01/2022	1,007,500
		43,818,473
Energy — 5.19%
2,550,000	Colonial Pipeline Co(b) 3.50%, 10/15/2020	2,569,372
3,830,000	Energen Corp 4.63%, 09/01/2021	3,940,113
2,500,000	Occidental Petroleum Corp 2.90%, 08/15/2024	2,518,983
2,500,000	Plains All American Pipeline LP / PAA Finance Corp 3.65%, 06/01/2022	2,564,600
2,000,000	Southern Natural Gas Co LLC / Southern Natural Issuing Corp(g) 4.40%, 06/15/2021	2,059,327
		13,652,395
Financial — 25.92%
2,650,000	American Express Co 3.70%, 11/05/2021	2,736,090
2,500,000	Ameriprise Financial Inc 3.00%, 03/22/2022	2,546,437
	Bank of America Corp(a)
2,000,000	2.37%, 07/21/2021 3-mo. LIBOR + 0.66%	2,003,348
2,000,000	2.74%, 01/23/2022 3-mo. LIBOR + 0.37%	2,011,563
1,000,000	3.34%, 01/25/2023 3-mo. LIBOR + 0.65%	1,026,444
2,500,000	Bank of Montreal 2.90%, 03/26/2022	2,548,667
2,500,000	Bank of New York Mellon Corp 1.95%, 08/23/2022	2,500,040
2,000,000	Bank of Nova Scotia 3.13%, 04/20/2021	2,032,862
	Citibank NA
3,300,000	3.40%, 07/23/2021	3,380,103
2,000,000	2.84%, 05/20/2022(a) 3-mo. LIBOR + 0.59%	2,020,500
2,100,000	Citizens Bank NA 2.65%, 05/26/2022	2,125,326
2,150,000	Huntington National Bank 3.25%, 05/14/2021	2,186,222
4,000,000	JPMorgan Chase & Co(a) 3.21%, 04/01/2023 3-mo. LIBOR + 0.69%	4,095,143
250,000	Lehman Brothers Holdings Inc Escrow Account(h)(i) 0.00%, 10/15/2020	3,475
2,500,000	Liberty Property LP REIT 4.13%, 06/15/2022	2,610,414

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 2,000,000	Metropolitan Life Global Funding I(b) 3.38%, 01/11/2022	$ 2,057,576
	Morgan Stanley
2,000,000	2.65%, 01/27/2020	2,003,557
1,000,000	2.50%, 04/21/2021	1,006,411
2,250,000	MUFG Union Bank NA 3.15%, 04/01/2022	2,305,456
1,750,000	New York Life Global Funding(b) 2.95%, 01/28/2021	1,772,163
750,000	PNC Bank NA(a) 2.23%, 07/22/2022 3-mo. LIBOR + 0.44%	750,727
2,150,000	Regions Bank 2.75%, 04/01/2021	2,164,058
2,000,000	Royal Bank of Canada 3.20%, 04/30/2021	2,037,558
2,000,000	Starwood Property Trust Inc REIT 3.63%, 02/01/2021	2,007,500
2,500,000	SunTrust Bank(a) 3.53%, 10/26/2021 3-mo. LIBOR + 0.50%	2,535,084
2,500,000	Synchrony Bank 3.00%, 06/15/2022	2,534,440
2,500,000	Tanger Properties LP 3.88%, 12/01/2023	2,574,147
2,900,000	US Bank NA 3.45%, 11/16/2021	2,984,188
	Wells Fargo Bank NA
2,650,000	3.63%, 10/22/2021	2,726,552
2,500,000	2.90%, 05/27/2022(a) 3-mo. LIBOR + 0.61%	2,528,072
2,250,000	Zions Bancorp NA 3.35%, 03/04/2022	2,303,354
		68,117,477
Industrial — 9.63%
2,600,000	ABB Finance USA Inc 2.80%, 04/03/2020	2,607,060
700,000	Burlington Northern Santa Fe LLC 3.05%, 03/15/2022	716,573
	CNH Industrial Capital LLC
2,300,000	4.88%, 04/01/2021	2,380,914
2,000,000	3.88%, 10/15/2021	2,051,840
5,000,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	5,113,964
2,409,000	Molex Electronic Technologies LLC(b) 2.88%, 04/15/2020	2,412,885
2,000,000	Oshkosh Corp 5.38%, 03/01/2025	2,077,500
1,500,000	Stericycle Inc(b) 5.38%, 07/15/2024	1,541,250
2,300,000	Textron Inc 3.65%, 03/01/2021	2,343,905
1,345,000	Trimble Inc 4.15%, 06/15/2023	1,405,108
Principal Amount		Fair Value
Industrial — (continued)
$ 2,654,000	Wabtec Corp(a) 3.42%, 09/15/2021 3-mo. LIBOR + 1.30%	$ 2,654,078
		25,305,077
Utilities — 2.10%
2,500,000	DTE Energy Co 2.60%, 06/15/2022	2,524,016
3,039,286	Southern California Edison Co 1.85%, 02/01/2022	2,990,277
		5,514,293
TOTAL CORPORATE BONDS AND NOTES — 71.31% (Cost $185,127,262)		$187,400,584
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.35%
1,665	CHL Mortgage Pass-Through Trust(a) Series 2003-15 Class 1A1 2.52%, 06/25/2018 1-mo. LIBOR + 0.50%	1,663
1,500,000	CityLine Commercial Mortgage Trust(b)(c) Series 2016-CLNE Class A 2.87%, 11/10/2031	1,536,882
4,500,000	GS Mortgage Securities Corp Trust(b) Series 2012-ALOH Class A 3.55%, 04/10/2034	4,629,778
TOTAL MORTGAGE-BACKED SECURITIES — 2.35% (Cost $6,093,264)		$6,168,323
U.S. TREASURY BONDS AND NOTES
30,500,000	United States Treasury Note/Bond 1.63%, 11/15/2022	30,545,273
TOTAL U.S. TREASURY BONDS AND NOTES — 11.63% (Cost $30,522,634)		$30,545,273

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.27%
$ 2,300,000	Repurchase agreement (principal amount/value $2,300,000 with a maturity value of $2,300,128 with Daiwa Capital Markets America Inc, 2.00%, dated 9/30/19 to be repurchased at $2,300,128 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 2.88%,10/22/19 - 7/2/24, with a value of $2,346,009.	$ 2,300,000
44,645	Undivided interest of 0.09% in a repurchase agreement (principal amount/value $47,010,964 with a maturity value of $47,013,967) with Bank of Montreal, 2.30%, dated 9/30/19 to be repurchased at $44,645 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/10/19 - 5/15/45, with a value of $47,951,184.(j)	44,645
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 995,685	Undivided interest of 1.47% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $995,685 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(j)	$ 995,685
TOTAL SHORT TERM INVESTMENTS — 1.27% (Cost $3,340,330)		$3,340,330
TOTAL INVESTMENTS — 100.89% (Cost $262,541,162)		$265,116,462
OTHER ASSETS & LIABILITIES, NET — (0.89)%		$(2,326,235)
TOTAL NET ASSETS — 100.00%		$262,790,227

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents less than 0.005% of net assets.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2019. Maturity date disclosed represents final maturity date.
(f)	All or a portion of this position has not settled as of September 30, 2019. The interest rate shown represents the stated spread over the LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	All or a portion of the security is on loan at September 30, 2019.
(h)	Security in bankruptcy at September 30, 2019.
(i)	Security in default.
(j)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

September 30, 2019

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2019